Acquisition and divestitures - Additional Information (Detail) - Bank Of Nova Scotia Chile SA [member] $ in Millions	Mar. 12, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Payment to acquire non controlling interests in subsidiaries	$ 481
Percentage increase in ownership interest in subsidiaries	7.00%
Proportion of ownership interests in subsidiaries	83.00%